Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest and Finance Costs
Interest expense	$ 18,610,000	$ 9,764,000
Amortization of deferred financing fees	862,000	1,047,000
Other	77,000	230,000
Total	$ 19,549,000	$ 11,041,000